UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   December 31, 2004
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bonanza Capital, Ltd.
           -------------------------------------
Address:   300 Crescent Court, Suite 1740
           -------------------------------------
           Dallas, TX 75201
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28-
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernay Box
           -------------------------------------
Title:     Managing Partner
           -------------------------------------
Phone:     214-987-4962
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ Bernay Box                Dallas, TX           2/12/2005
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           68
Total:
                                      --------------

Form 13F Information Table value     $   124,252
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

BONANZA CAPITAL LTD
Managed Assets as of 12/31/2004

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COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS              (x$1000)   PRN AMT  PRN  CALL
--------------------------------------------------------------------------------

ALLIED DEFENSE GROUP INC         COMMON   019118108    2,051    92,200  SH
AMX CORP NEW                     COMMON   00180C105    3,129   190,000  SH
ANADIGICS INC                    COMMON   032515108    2,377   633,800  SH
ARK RESTAURANTS CORP             COMMON   040712101    3,443    87,820  SH
ATS MEDICAL INC                  COMMON   002083103    1,252   268,601  SH
ADVANCED MAGNETICS INC           COMMON   00753P103    1,746   111,068  SH
AWARE INC                        COMMON   05453N100      485   100,000  SH
AXS-ONE INC                      COMMON   002458107      829   322,581  SH
BEVERLY ENTERPRISES INC NEW      COMMON   087851309    3,894   425,600  SH
BALLANTYNE OF OMAHA INC          COMMON   058516105    2,475   550,000  SH
BROWN SHOE COMPANY INC           COMMON   115736100    2,237    75,000  SH
CENTRAL FREIGHT LINES INC        COMMON   153491105      315    50,000  SH
CHAMPION ENTERPRISES INC         COMMON   158496109    1,862   157,500  SH
CHURCHILL DOWNS INC              COMMON   171484108      358     8,000  SH
CHECKERS DRIVE-IN RESTAURANTS    COMMON   162809305    2,077   155,000  SH
CHANNELL COMMERCIAL CORP         COMMON   159186105    3,103   372,100  SH
CASH SYSTEMS INC                 COMMON   14756B102    1,828   200,000  SH
CRAFTMADE INTERNATIONAL INC      COMMON   22413E104      434    22,000  SH
CURATIVE TECHNOLOGIES INC        COMMON   23126W100    2,035   297,100  SH
CONSOLIDATED WATER CO INC        COMMON   G23773107    1,472    47,500  SH
DREW INDS INC                    COMMON   26168L205    1,161    32,100  SH
ECOST COM INC                    COMMON   27922W107      399    25,000  SH
FRANKLIN BANK CORP               COMMON   352451108    1,825   100,000  SH
COMFORT SYSTEMS USA INC          COMMON   199908104    1,920   250,000  SH
FRIENDLY ICE CREAM CORP          COMMON   358497105    1,339   159,200  SH
GIANT INDUSTRIES INC             COMMON   374508109    1,625    61,300  SH
STREETTRACKS GOLD TRUST         GOLD SHS  863307104    2,190    50,000  SH
HASTINGS ENTMT INC               COMMON   418365102    2,891   349,200  SH
PETROHAWK ENERGY CORPORATION     COMMON   716495106    2,140   250,000  SH
SPATIALIGHT INC                  COMMON   847248101      736    82,237  SH
HOLLYWOOD COM INC                COMMON   436233100    1,698   350,000  SH
HALOZYME THERAPEUTICS INC        COMMON   40637H109    3,371 1,532,143  SH
INVESTOOLS INC                   COMMON   46145P103    2,805   825,000  SH
INFOCROSSING INC                 COMMON   45664X109    2,319   136,953  SH
INTERPHASE CORP                  COMMON   460593106      683    81,400  SH
IRVINE SENSORS CORP              COMMON   463664508      353   134,615  SH
INTEGRATED SILICON SOLUTION      COMMON   45812P107    2,050   250,000  SH
INTEVAC INC                      COMMON   461148108    2,215   292,931  SH
4 KIDS ENTMT INC                 COMMON   350865101    2,102   100,000  SH
LEXAR MEDIA INC                  COMMON   52886P104    1,960   250,000  SH
LIONS GATE ENTERTAINMENT COR     COMMON   535919203    3,150   296,600  SH
LANOPTICS LTD-ORD                COMMON   M6706C103    1,738   125,000  SH
LOUDEYE CORPORATION              COMMON   545754103      265   129,032  SH
CONTANGO OIL & GAS COMPANY       COMMON   21075N204    2,068   285,700  SH
MFC BANCORP LTD                  COMMON   55271X202    2,502   125,116  SH
NUTRISYSTEM INC                  COMMON   67069D108      271    95,000  SH
OSCIENT PHARMACEUTICALS          COMMON   68812R105    1,095   300,000  SH
OUTDOOR CHANNEL HLDGS INC        COMMON   690027206    4,280   307,900  SH
PARLUX FRAGRANCES INC            COMMON   701645103    1,124    50,000  SH
PIONEER DRILLING CO              COMMON   723655106    1,806   179,000  SH
PLUMTREE SOFTWARE INC            COMMON   72940Q104    1,088   240,700  SH
PEDIATRIC SERVICES OF AMERICA    COMMON   705323103    3,255   255,100  SH
RETRACTABLE TECHNOLOGIES INC     COMMON   76129W105      332    72,200  SH
RENT WAY INC                     COMMON   76009U104      401    50,000  SH
SCOTTISH ANNUNITY & LIFE         COMMON   G7885T104    1,295    50,000  SH
STEVEN MADDEN LTD                COMMON   556269108    1,122    59,500  SH
SANDS REGENT                     COMMON   800091100    1,625   125,000  SH
STRATOS LIGHTWAVE INC            COMMON   863100202      439   100,000  SH
SEGMENTZ INC                     COMMON   815801105      825   550,000  SH
TAG-IT PACIFIC INC               COMMON   873774103    2,599   577,600  SH
TOTAL ENTERTAINMENT RESTAURANT   COMMON   89150E100      596    50,000  SH
TUT SYSTEMS                      COMMON   901103101      490   122,000  SH
TVI CORP NEW                     COMMON   872916101    1,113   250,000  SH
TRAVELZOO INC                    COMMON   89421Q106    4,772    50,000  SH
US DATAWORKS INC                 COMMON   91729G301      592   574,436  SH
USA MOBILITY INC                 COMMON   90341G103    3,018    85,459  SH
CORAUTUS GENETICS INC            COMMON   218139202    1,031   191,568  SH
WILLBROS GROUP INC               COMMON   969199108    8,180   354,900  SH




BONANZA CAPITAL LTD
Managed Assets as of
12/31/2004

--------------------------------------------------------------------------------
COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE        SHARED     NONE
--------------------------------------------------------------------------------
                                               # OF EACH TYPE
ALLIED DEFENSE GROUP INC          SOLE              92,200
AMX CORP NEW                      SOLE             190,000
ANADIGICS INC                     SOLE             633,800
ARK RESTAURANTS CORP              SOLE              87,820
ATS MEDICAL INC                   SOLE             268,601
ADVANCED MAGNETICS INC            SOLE             111,068
AWARE INC                         SOLE             100,000
AXS-ONE INC                       SOLE             322,581
BEVERLY ENTERPRISES INC NEW       SOLE             425,600
BALLANTYNE OF OMAHA INC           SOLE             550,000
BROWN SHOE COMPANY INC            SOLE              75,000
CENTRAL FREIGHT LINES INC         SOLE              50,000
CHAMPION ENTERPRISES INC          SOLE             157,500
CHURCHILL DOWNS INC               SOLE               8,000
CHECKERS DRIVE-IN RESTAURANTS     SOLE             155,000
CHANNELL COMMERCIAL CORP          SOLE             372,100
CASH SYSTEMS INC                  SOLE             200,000
CRAFTMADE INTERNATIONAL INC       SOLE              22,000
CURATIVE TECHNOLOGIES INC         SOLE             297,100
CONSOLIDATED WATER CO INC         SOLE              47,500
DREW INDS INC                     SOLE              32,100
ECOST COM INC                     SOLE              25,000
FRANKLIN BANK CORP                SOLE             100,000
COMFORT SYSTEMS USA INC           SOLE             250,000
FRIENDLY ICE CREAM CORP           SOLE             159,200
GIANT INDUSTRIES INC              SOLE              61,300
STREETTRACKS GOLD TRUST           SOLE              50,000
HASTINGS ENTMT INC                SOLE             349,200
PETROHAWK ENERGY CORPORATION      SOLE             250,000
SPATIALIGHT INC                   SOLE              82,237
HOLLYWOOD COM INC                 SOLE             350,000
HALOZYME THERAPEUTICS INC         SOLE           1,532,143
INVESTOOLS INC                    SOLE             825,000
INFOCROSSING INC                  SOLE             136,953
INTERPHASE CORP                   SOLE              81,400
IRVINE SENSORS CORP               SOLE             134,615
INTEGRATED SILICON SOLUTION       SOLE             250,000
INTEVAC INC                       SOLE             292,931
4 KIDS ENTMT INC                  SOLE             100,000
LEXAR MEDIA INC                   SOLE             250,000
LIONS GATE ENTERTAINMENT COR      SOLE             296,600
LANOPTICS LTD-ORD                 SOLE             125,000
LOUDEYE CORPORATION               SOLE             129,032
CONTANGO OIL & GAS COMPANY        SOLE             285,700
MFC BANCORP LTD                   SOLE             125,116
NUTRISYSTEM INC                   SOLE              95,000
OSCIENT PHARMACEUTICALS           SOLE             300,000
OUTDOOR CHANNEL HLDGS INC         SOLE             307,900
PARLUX FRAGRANCES INC             SOLE              50,000
PIONEER DRILLING CO               SOLE             179,000
PLUMTREE SOFTWARE INC             SOLE             240,700
PEDIATRIC SERVICES OF AMERICA     SOLE             255,100
RETRACTABLE TECHNOLOGIES INC      SOLE              72,200
RENT WAY INC                      SOLE              50,000
SCOTTISH ANNUNITY & LIFE          SOLE              50,000
STEVEN MADDEN LTD                 SOLE              59,500
SANDS REGENT                      SOLE             125,000
STRATOS LIGHTWAVE INC             SOLE             100,000
SEGMENTZ INC                      SOLE             550,000
TAG-IT PACIFIC INC                SOLE             577,600
TOTAL ENTERTAINMENT RESTAURANT    SOLE              50,000
TUT SYSTEMS                       SOLE             122,000
TVI CORP NEW                      SOLE             250,000
TRAVELZOO INC                     SOLE              50,000
US DATAWORKS INC                  SOLE             574,436
USA MOBILITY INC                  SOLE              85,459
CORAUTUS GENETICS INC             SOLE             191,568
WILLBROS GROUP INC                SOLE             354,900